Note 3. Accounts Receivable (Detail) (One-Time Settlement Related to Certain Litigation Matters [Member], USD $) In Millions, unless otherwise specified	Oct. 31, 2012
One-Time Settlement Related to Certain Litigation Matters [Member]
Other Receivables	$ 8.3